Investment Securities (Contractual Maturity) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Held-to-maturity, Amortized cost:
Due in one year or less	¥ 729,168
Due from one year to five years	588,159
Due from five years to ten years	696,287
Due after ten years	371,754
Total, Held-to-maturity, Amortized cost	2,385,368
Held-to-maturity, Estimated fair value:
Due in one year or less	732,666
Due from one year to five years	596,852
Due from five years to ten years	722,033
Due after ten years	379,138
Total, Held-to-maturity, Estimated fair value	2,430,689
Available for sale, Estimated fair value:
Due in one year or less	15,218,529
Due from one year to five years	29,800,171
Due from five years to ten years	5,634,612
Due after ten years	3,648,313
Total, Available for sale, Estimated fair value	¥ 54,301,625